Note 14 - Earnings Per Share	9 Months Ended
Sep. 30, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]

Note 14 – Earnings per Share

Basic and diluted earnings per share for the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022

Net income (loss) attributable to common shareholders	$333,984	$(1,647,272)	$(4,388,446)	$(5,312,123)

Basic weighted average shares	5,123,735	4,845,851	4,942,182	4,831,346

Basic income (loss) per share	$0.07	$(0.34)	$(0.89)	$(1.10)

Diluted weighted average shares	$6,481,158	$4,845,851	$4,942,182	$4,831,346

Diluted income (loss) per share	$0.05	$(0.34)	$(0.89)	$(1.10)

The table below includes information related to stock options and warrants that were outstanding at the end of each respective three and nine-month period ended September 30 2023, and 2022. For periods in which we incurred a net loss, these amounts are not included in weighted average dilutive shares because their impact would be anti-dilutive. During the three months ended September 30, 2023, using the Treasury Stock method to convert potentially dilutive shares added an additional 1,359,310 shares to our diluted weighted average shares.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Weighted average stock options	650,436	632,426	615,662	600,796
Weighted average price of stock options	$4.64	$4.81	$4.64	$4.81

Weighted average warrants	2,291,250	1,357,866	2,084,994	1,010,337
Weighted average price of warrants	$2.50	$2.47	$2.50	$2.47

Average price of common stock	$5.52	$2.92	$4.56	$2.76